Summary of Significant Accounting Policies: Mineral Licenses: Effect of change in estimate of fair value of mineral licenses (Details) (USD $)
In Thousands, except Per Share data, unless otherwise specified
12 Months Ended
Dec. 31, 2011
New Accounting Pronouncement or Change in Acounting Principle, Effect of Change on Depletion Expense	$ 17,323
Mineral Licenses	$ 13,858
New Accounting Pronouncement or Change in Accounting Principle, Effect of Change on Basic Earnings Per Share	$ 0.00003